UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:           Manikay Partners, LLC
Address:        375 Park Avenue
                Suite 2701
                New York, NY 10152

13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:           David Drinkwater
Title:          Chief Compliance Officer
Phone:          212-588-6200

Signature, Place, and Date of Signing


/s/  David Drinkwater             New York, New York          August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $426,547
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13324                         Manikay Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------     -----      -------   -------   --- ----   ----------  -----    ----     ------ ----
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101  12,084       200,000 SH         DEFINED     1          200,000
AMERICAN INTL GROUP INC       COM NEW           026874784  21,990       750,000 SH         DEFINED     1          750,000
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156  16,320     1,600,000 SH         DEFINED     1        1,600,000
BHP BILLITON PLC              SPONSORED ADR     05545E209  13,821       176,223 SH         DEFINED     1          176,223
BJS WHOLESALE CLUB INC        COM               05548J106  15,105       300,000 SH         DEFINED     1          300,000
COCA COLA CO                  COM               191216100  40,374       600,000 SH         DEFINED     1          600,000
COLGATE PALMOLIVE CO          COM               194162103  26,223       300,000 SH         DEFINED     1          300,000
EVERCORE PARTNERS INC         CLASS A           29977A105   2,466        74,000 SH         DEFINED     1           74,000
EXCO RESOURCES INC            COM               269279402  10,329       585,200 SH         DEFINED     1          585,200
FORD MTR CO DEL               COM PAR $0.01     345370860  16,552     1,200,300 SH         DEFINED     1        1,200,300
FXCM INC                      COM CL A          302693106   3,968       400,000 SH         DEFINED     1          400,000
GRIFOLS S A                   SPONSORED ADR     398438309  33,795     4,500,000 SH         DEFINED     1        4,500,000
ISHARES SILVER TRUST          ISHARES           46428Q109   3,289        97,200 SH         DEFINED     1           97,200
JOHNSON & JOHNSON             COM               478160104  28,271       425,000 SH         DEFINED     1          425,000
LEGG MASON INC                COM               524901105  19,656       600,000 SH         DEFINED     1          600,000
METLIFE INC                   COM               59156R108  13,161       300,000 SH         DEFINED     1          300,000
MOSAIC CO NEW                 COM               61945C103  27,092       400,000 SH         DEFINED     1          400,000
NASDAQ OMX GROUP INC          COM               631103108  10,120       400,000 SH         DEFINED     1          400,000
NEWS CORP                     CL B              65248E203  20,283     1,121,849 SH         DEFINED     1        1,121,849
NYSE EURONEXT                 COM               629491101  15,422       450,000 SH         DEFINED     1          450,000
PFIZER INC                    COM               717081103  29,870     1,450,000 SH         DEFINED     1        1,450,000
STARTEK INC                   COM               85569C107      86        25,000 SH         DEFINED     1           25,000
TELEPHONE & DATA SYS INC      SPL COM           879433860   5,461       202,794 SH         DEFINED     1          202,794
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105  16,896       275,000 SH         DEFINED     1          275,000
WAL MART STORES INC           COM               931142103  23,913       450,000 SH         DEFINED     1          450,000

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